================================================           < >  < >  < >

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

ADMINISTRATOR                                                EAI SELECT
Van Eck Associates Corporation                           -----------------
99 Park Avenue                                                MANAGERS
New York, NY 10016                                       -----------------
                                                            EQUITY FUND
LEGAL COUNSEL                                            -----------------
Day, Berry & Howard LLP                                     SEMI-ANNUAL
CityPlace                                                -----------------
Hartford, CT 06103                                             REPORT
                                                         -----------------
TRANSFER AGENT                                             JUNE 30, 2001
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802

CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES MORE COMPLETE INFORMATION SUCH AS CHARGES AND EXPENSES. FOR A PROSPECTUS AND ADDITIONAL INFORMATION ABOUT EAI SELECT MANAGERS EQUITY FUND, PLEASE CALL THE NUMBER LISTED BELOW.

[LOGO]   EAI
         SELECT

EAI Select Managers Equity Fund
EAI Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue                            [LOGO]    EAI
Suite 700                                                   SELECT
Norwalk, CT 06854-1958
(203) 855-2255 (call collect)
www.eaiselect.com

================================================

                         EAI SELECT MANAGERS EQUITY FUND

                         REVIEW OF FIRST SIX MONTHS 2001

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are very pleased to present the first half of 2001 report on the EAI Select Managers Equity Fund ("the Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second part summarizes the domestic equity market in 2001.

EAISELECT MANAGERS EQUITY FUND

The EAI Select Managers Equity Fund matched the S&P 500 for the first six months of 2001 with a return of -6.7%. This return was above the average of the Morningstar Large Blend Mutual Fund Universe* (-8.2%).

Consumer discretionary (+15.4%), an overweighted sector relative to the S&P 500 (20% of total net assets vs. 12% for the S&P 500 as of 6/30/01), was a positive contributor during the first six months of 2001. Media stocks (+20.3%), which dominated this sector, rose on speculation that an improving economy will help earnings. AOL Time Warner Inc. (+52.3%), AT&T Liberty Media (+29.0%), and Viacom Inc. (+10.7%), top media contributors, were among the five largest holdings as of 6/30/01.

Another positive was the industrial sector (+8.3%), which comprised 10% of the total net assets at the end of the period. Cendant Corp. (+102.6%), a provider of consumer and business services, rose on news of a significant turnaround in earnings.

Information technology (-17.4%) was a major drag on the Fund's overall performance, but was underweighted relative to the S&P 500 (14% of total net assets vs. 19% for the S&P 500 as of 6/30/01). Weakness was widespread, with almost one third of the issues falling 30% or more. Agilent Technologies (-40.6%), Cisco Systems (-52.4%), EMC Corp. (-55.1%), and JDS Uniphase Corp.(-70.0%) were particularly hard hit. Microsoft's gain (+68.3%) was not enough to offset these losses.

Pharmaceuticals (-17.1%) significantly contributed to the poor performance of the health care sector (-14.7%). Merck & Co. (-31.1%) and Schering Plough Corp. (-35.7%) fell after warning that second quarter earnings may fall short.

Please keep in mind that this summary covers only a six-month period. We encourage all of our shareholders to continue to maintain a longer-term view.

ECONOMIC REVIEW

The tone of the markets for 2001 may have been set on the second trading day of the year. In an effort to prevent a recession and bolster consumer confidence, the Federal Reserve, on January 3, surprised investors by lowering the Federal Funds and Discount rates by 0.5% to 6.0% and 5.5%, respectively. Not only did this occur between meetings, it was the first cut in two years.

To demonstrate its resolve to avoid a recession, the Fed cut rates another 0.5% on January 31, March 20, April 18 (a surprise move), and May 15. Then the Fed cut rates by 0.25% on June 27. The six rate cuts in 2001 brings the cumulative reduction to 2.75%. (Fed Funds: 6.5% down to 3.75%; Discount Rate: 6.0% down to 3.25%). Rates are now at their lowest level in seven years.

THE STOCK MARKET REVIEW

In the first half of 2001, the S&P 500 fell 6.7%. As was true in 2000, the swings in the NASDAQ took center stage, falling 12.4% over the period.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

Despite the Fed's move, stocks were more or less flat (but volatile) in the first third of January, as 2000 earnings, and more importantly, the outlook for 2001, took center stage. Better-than-expected reports by such bellwethers as IBM Corp. and Microsoft Corp. helped set the stage for a rally that lasted for two weeks.

The stock market played a tug-of-war between the benefits of lower interest rates and the negative of lower earnings; the latter won in February, March, and the first part of April. Disappointments from Cisco Systems, Nortel Networks, Dell Computer, Hewlett Packard, and many others in different sectors were too much to ignore. All indices had double-digit losses by April 4. Cumulatively, from their 2000 highs, the losses totalled 26.9% (S&P 500), 28.4% (Russell 2000) and 67.5% (NASDAQ).

The magnitude of these losses, combined with news that Dell Computer had met its previously lowered earnings/revenue targets and that Yahoo! was upgraded by a previously bearish analyst, sparked a robust relief rally. Further aiding the advance was the Fed's move and relatively upbeat earnings from IBM, Apple Computer, and Microsoft Corp., among others. In just two weeks, the gains were amazing. For the period 4/4 - 4/19 the S&P 500, Russell 2000, and NASDAQ were up 13.7%, 11.0%, and 33.2%, respectively.

For the next seven weeks, the market remained in a narrow trading range, as the positive of lower interest rates was offset by concerns that corporate profits will not rebound as quickly as the optimists first thought. The period closed with renewed weakness as earnings warnings increased.

Weakness in the S&P 500 was widespread, with 8 out of the 10 sectors declining. Information technology (-16.3%) continued its lagging ways of 2000. Healthcare (-15.4%) and consumer staples (-11.5%) also declined sharply.

The only bright spot on an absolute basis was consumer discretionary (+8.8%), while financials (-2.7%) and industrials (-0.6%) held up well on a relative basis.

                                    * * * * *

The attached report provides you with a listing of the investment portfolio, performance results, and the financial statements as of June 30, 2001. As always, should you have any questions, please feel free to contact us.

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,

/s/ Phillip Maisano

Phillip Maisano
President
August 2001

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/01
--------------------------------------------------------------------------------

                                                      SINCE
                                                    INCEPTION
                      1 YEAR    3 YEARS   5 YEARS    (1/2/96)
--------------------------------------------------------------------------------

 The Fund ..........  -12.31%    7.05%     14.51%     14.51%
--------------------------------------------------------------------------------
 Peer Group* .......  -15.07%    3.00%     12.08%     12.60%
--------------------------------------------------------------------------------

The performance data represent past performance and are not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

*Morningstar Large Blend Equity Universe contained 1,210 funds as of 6/30/01.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

                         EAI SELECT MANAGERS EQUITY FUND
                SCHEDULE OF INVESTMENTS JUNE 30, 2001 (Unaudited)

NO. OF
COMMON
SHARES                 SECURITIES           VALUE (NOTE 1)
----------------------------------------------------------

AEROSPACE & DEFENSE: 2.1%
  8,950    Boeing Co. .....................   $   497,620
  3,500    General Dynamics Corp. .........       272,335
 10,300    Lockheed Martin Corp. ..........       381,615
                                              -----------
                                                1,151,570
                                              -----------
AUTOMOBILES: 0.1%
  1,000    General Motors Co. .............        64,350
                                              -----------
BANKS: 3.3%
  4,900    Bank of America Corp. ..........       294,147
  4,500    Bank of New York Company, Inc. .       216,000
  9,600    Mellon Financial Corp. .........       441,600
  6,400    PNC Financial Services Group ...       421,056
  3,000    SouthTrust Corp. ...............        78,000
 13,300    U.S. Bancorp. ..................       303,107
                                              -----------
                                                1,753,910
                                              -----------
BEVERAGES: 2.1%
  1,450    Anheuser-Busch Co., Inc. .......        59,740
  8,500    Coca-Cola Co. ..................       382,500
 16,100    PepsiCo, Inc. ..................       711,620
                                              -----------
                                                1,153,860
                                              -----------
BIOTECHNOLOGY: 3.8%
  7,200    Amgen, Inc. ....................       436,896
  8,000    Biogen, Inc. ...................       434,880
  1,500    Cephalon, Inc. .................       105,750
  5,600    Genentech, Inc. ................       308,560
  6,305    IDEC Pharmaceuticals Corp. .....       426,785
  2,200    Invitrogen Corp. ...............       157,960
  4,200    MedImmune, Inc. ................       198,240
                                              -----------
                                                2,069,071
                                              -----------
CHEMICALS: 0.8%
 12,100    Dow Chemical Co. ...............       402,325
                                              -----------
COMMERCIAL SERVICES & SUPPLIES: 4.4%
 27,000    Cendant Corp. ..................       526,500
  7,700    First Data Corp. ...............       494,725
 12,100    Sabre Holdings Corp. ...........       605,000
  2,600    Travelocity.com, Inc. ..........        79,820
  8,800    Valassis Communications, Inc. ..       315,040
 10,900    Waste Management, Inc. .........       335,938
                                              -----------
                                                2,357,023
                                              -----------
COMMUNICATIONS EQUIPMENT: 1.4%
  2,400    Brocade Communications
             Systems, Inc. ................       105,576
  7,800    Cisco Systems, Inc. ............       141,960
  2,200    Harris Corp. ...................        59,862
  6,250    JDS Uniphase Corp. .............        79,688
    800    Juniper Networks, Inc. .........        24,880
  5,000    Motorola, Inc. .................        82,800
  3,000    Polycom, Inc. ..................        69,270
  3,300    QUALCOMM, Inc. .................       192,984
                                              -----------
                                                  757,020
                                              -----------
COMPUTERS & PERIPHERALS: 2.7%
  3,000    Apple Computers, Inc. ..........        69,750
 16,000    Compaq Computer Corp. ..........       247,840
  8,000    Dell Computer Corp. ............       207,600
  8,350    EMC Corp. ......................       242,568
  3,300    International Business Machines
             Corp..........................       372,900
  1,350    NVIDIA Corp. ...................       125,213
 12,200    Sun Microsystems, Inc. .........       191,784
                                              -----------
                                                1,457,655
                                              -----------
DIVERSIFIED FINANCIALS: 15.7%
 11,450    American Express Co. ...........       444,260
  5,800    Capital One Financial Corp. ....       348,000
 22,700    Charles Schwab Co. .............       347,310
  8,060    Citigroup, Inc. ................       425,890
 16,600    Federal Home Loan Mortgage Corp.     1,162,000
 12,600    Federal National Mortgage
             Association ..................     1,072,890
  6,500    Franklin Resources, Inc. .......       297,505
  4,000    Goldman Sachs Group, Inc. ......       343,200
  5,300    Household International, Inc. ..       353,510
  1,450    Lehman Brothers Holdings, Inc. .       112,738
  7,325    MBNA Corp. .....................       241,359
 17,600    Merrill Lynch and Co., Inc. ....     1,042,800

 16,200    Morgan Stanley Dean Witter and Co.   1,040,526
  8,800    Providian Financial Corp. ......       520,960
  9,500    USA Education, Inc. ............       693,500
                                              -----------
                                                8,446,448
                                              -----------
DIVERSIFIED TELECOM SERVICES: 1.9%
 15,400    AT & T Corp. ...................       338,800
  5,480    SBC Communications, Inc. .......       219,529
 11,100    Sprint Corp. ...................       237,096
  4,148    Verizon Communications, Inc. ...       221,918
                                              -----------
                                                1,017,343
                                              -----------
ELECTRIC UTILITIES: 0.9%
 11,300    AES Corp. ......................       486,465
                                              -----------
ELECTRICAL EQUIPMENT: 1.0%
  2,550    Emerson Electric Co. ...........       154,275
 16,300    Energizer Holdings, Inc. .......       374,085
                                              -----------
                                                  528,360
                                              -----------


                        See Notes to Financial Statements                      3

                         EAI SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2001 (Unaudited)(continued)

NO. OF
COMMON
SHARES                 SECURITIES           VALUE (NOTE 1)
----------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTATION: 1.1%
  7,000    Agilent Technologies, Inc. .....   $   227,500
  1,800    Celestica Inc. .................        92,700
  2,600    Sanmina Corp. ..................        60,866
  2,600    Tektronix Inc. .................        70,590
  5,400    Waters Corp. ...................       149,094
                                              -----------
                                                  600,750
                                              -----------
FOOD & DRUG RETAILING: 0.6%
 11,900    Kroger Co. .....................       297,500
                                              -----------
FOOD PRODUCTS: 2.5%
  8,800    Hershey Foods Corp. ............       543,048
 16,900    Wrigley (Wm.) Jr. Co. ..........       791,765
                                              -----------
                                                1,334,813
                                              -----------
GAS UTILITIES: 0.9%
  9,700    El Paso Corp. ..................       509,638
                                              -----------
HEALTHCARE EQUIPMENT & SUPPLY: 1.1%
  5,000    Applera Corp. ..................       133,750
 25,900    Boston Scientific Corp. ........       440,300
                                              -----------
                                                  574,050
                                              -----------
HEALTHCARE PROVIDERS & SERVICES: 2.4%
  7,700    CIGNA Corp. ....................       737,814
 10,100    HCA-The Healthcare Co. .........       456,419
  2,800    Oxford Health Plans, Inc. ......        80,080
    400    Universal Health Services, Inc.
             (Class B) ....................        18,200
                                              -----------
                                                1,292,513
                                              -----------
HOTELS RESTAURANTS & LEISURE: 2.5%
 29,400    Harrah's Entertainment, Inc. ...     1,037,820
  8,400    Starwood Hotels and Resorts
             Worldwide, Inc. ..............       313,152
                                              -----------
                                                1,350,972
                                              -----------
HOUSEHOLD PRODUCTS: 1.4%
  6,900    Clorox Co. .....................       233,565
  9,500    Kimberly-Clark Corp. ...........       531,050
                                              -----------
                                                  764,615
                                              -----------
INDUSTRIAL CONGLOMERATES: 2.3%
  4,300    General Electric Co. ...........       209,625
  3,700    Minnesota Mining and
             Manufacturing Co. ............       422,170
 11,350    Tyco International Ltd. ........       618,575
                                              -----------
                                                1,250,370
                                              -----------
INSURANCE: 5.8%
  2,200    AFLAC ..........................        69,278
  5,800    Ambac Financial Group, Inc. ....       337,560
 16,800    AON Corp. ......................       588,000
    200    Berkshire Hathaway, Inc. (Class B)     460,000
  7,700    Chubb Corp. ....................       596,211
 16,000    Conseco Corp. ..................       218,400
 10,100    Hartford Financial Services
             Group, Inc. ..................       690,840
  3,200    Lincoln National Corp. .........       165,600
                                              -----------
                                                3,125,889
                                              -----------
INTERNET SOFTWARE & SERVICES: 0.4%
  1,000    ARIBA Inc. .....................         5,500
  4,000    Commerce One, Inc. .............        23,360
  5,091    Earthlink Network, Inc. ........        71,783
  2,300    VeriSign Inc. ..................       138,023
                                              -----------
                                                  238,666
                                              -----------
INFORMATION TECHNOLOGY CONSULTING &
  SERVICES: 0.9%
  8,100    Electronic Data Systems Corp. ..       506,250
                                              -----------
MACHINERY: 0.5%
  6,900    Deere & Co. ....................       261,165
                                              -----------
MEDIA: 14.7%
 19,700    AOL Time Warner, Inc. ..........     1,044,100
 85,100    AT&T Corp--Liberty Media Group .     1,488,399
  7,100    Cablevision Systems Corp. (Class A)    415,350
  2,600    Clear Channel Communications, Inc.     163,020

 27,500    EchoStar Communications Corp. ..       891,550
 14,100    Entravision Communications Corp.
             (Class A) ....................       173,430
  9,000    General Motors Co. (Class H) ...       182,250
  8,700    Metro-Goldwyn-Mayer Inc. .......       197,055
  4,600    Omnicom Group ..................       395,600
  3,600    Rainbow Media Group ............        92,880
  6,600    TMP Worldwide, Inc. ............       390,126
  9,500    Univision Communications, Inc. .       406,410
 31,478    Viacom, Inc. (Class B) .........     1,628,987
 12,800    Westwood One, Inc. .............       471,680
                                              -----------
                                                7,940,837
                                              -----------
MULTILINE RETAIL: 1.4%
  1,550    Federated Department Stores, Inc.       65,875
  1,450    Kohl's Corp. ...................        90,959
  4,500    Sears Roebuck & Co. ............       190,395
  5,000    Target Corp. ...................       173,000
  4,500    Wal-Mart Stores. ...............       219,600
                                              -----------
                                                  739,829
                                              -----------


4                        See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2001 (Unaudited)(continued)

NO. OF
COMMON
SHARES                 SECURITIES           VALUE (NOTE 1)
---------------------------------------------------------

MULTI-UTILITIES: 1.1%
  1,550    Enron Corp. ....................   $    75,950
 16,300    Williams Companies, Inc. .......       537,085
                                              -----------
                                                  613,035
                                              -----------
OIL & GAS: 1.2%
    400    Chevron Corp. ..................        36,200
  7,300    Phillips Petroleum Co. .........       416,100
  3,000    Texaco Inc. ....................       199,800
                                              -----------
                                                  652,100
                                              -----------
PAPER & FOREST PRODUCTS: 0.6%
  5,500    Weyerhaeuser Co. ...............       302,335
                                              -----------
PERSONAL PRODUCTS: 0.9%
  1,800    Avon Products Inc. .............        83,304
 14,000    Gillette Co. ...................       405,860
                                              -----------
                                                  489,164
                                              -----------
PHARMACEUTICAL: 6.1%
  6,900    Bristol-Myers Squibb Co. .......       360,870
  2,750    IVAX Corp. .....................       107,250
 11,800    Johnson & Johnson ..............       590,000
  1,900    Lilly (Eli) &Co. ...............       140,600
  6,400    Merck & Co. ....................       409,024
 15,700    Pfizer, Inc. ...................       628,785
  8,582    Pharmacia Corp. ................       394,343
 17,500    Schering-Plough Corp. ..........       634,200
                                              -----------
                                                3,265,072
                                              -----------
ROAD & RAIL: 0.1%
  3,700    Norfolk Southern Corp. .........        76,590
                                              -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS: 3.7%
  2,200    Advance Micro Devices, Inc. ....        63,536
  5,600    Applied Materials, Inc. ........       274,960
  1,400    Applied Micro Circuits Corp. ...        24,080
  6,800    ATMEL Corp. ....................        91,732
  2,100    Broadcom Corp. (Class A) .......        89,796
  1,400    Cirrus Logic, Inc. .............        32,242
 14,900    Intel Corp. ....................       435,825
  1,400    Linear Technology Corp. ........        61,908
  1,450    Micron Technology, Inc. ........        59,595
  4,000    Novellus Systems, Inc. .........       227,160
  1,600    PMC-Sierra, Inc. ...............        49,712
  5,000    Teradyne, Inc. .................       165,500
 12,500    Texas Instruments, Inc. ........       393,750
  1,400    Vitesse Semiconductor Corp. ....        29,456
                                              -----------
                                                1,999,252
                                              -----------
SOFTWARE: 4.0%
  2,200    Autodesk, Inc. .................        82,060
  2,500    BMC Software Inc. ..............        56,350
 15,800    Intuit Inc. ....................       631,842
  9,100    Microsoft Corp. ................       660,660
 18,600    Oracle Corp. ...................       353,400
  1,450    Siebel System Inc. .............        68,002
  4,200    Veritas Software Corp. .........       279,426
                                              -----------
                                                2,131,740
                                              -----------
RETAIL-SPECIALTY: 0.4%
  5,000    The Home Depot, Inc. ...........       232,750
                                              -----------
TEXTILE & APPAREL: 0.5%
  7,000    Nike, Inc. (Class B) ...........       293,930
                                              -----------
WIRELESS TELECOM SERVICE: 1.5%
 29,800    Crown Castle International Corp.       488,720
  6,600    Sprint Corp. (PCS Group) .......       159,390
  1,600    Telephone & Data Systems, Inc. .       174,000
                                              -----------
                                                  822,110
                                              -----------
TOTAL COMMON STOCKS: 98.8%
(cost: $49,779,915) .......................    53,311,335
                                              -----------


                                DATE OF   INTEREST
SHORT-TERM OBLIGATION          MATURITY     RATE
--------------------------------------------------
REPURCHASE AGREEMENT (NOTE 4):
Purchased on 6/29/01;
maturity value--$695,145

(with Boston Safe Deposit and
Trust Co., collateralized by
$709,878 U.S. Treasury
Bill due 7/12/01 with an
interest yield of 3.47% valued
at $709,294)                    7/02/01    2.50%
TOTAL SHORT-TERM OBLIGATION: 1.3%
(cost: $695,000)                                  695,000
                                              -----------
TOTAL INVESTMENTS: 100.1%
(cost: $50,474,915)                            54,006,335
OTHER ASSETS LESS LIABILITIES: (0.1%)             (58,839)
                                              -----------
NET ASSETS: 100%                              $53,947,496
                                              ===========


                        See Notes to Financial Statements                      5

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
ASSETS:
Investments, at value (cost: $50,474,915)
  (Note 1)                                                          $54,006,335
Receivables:
  Securities sold                                                       168,137
  Dividends and interest                                                 32,721
Prepaid insurance                                                        27,311
                                                                    -----------
        Total assets                                                 54,234,504
                                                                    -----------
LIABILITIES:
Payables:
    Securities purchased                                                150,743
    Due to custodian                                                     16,796
    Management fee                                                       60,127
    Administration fee                                                    8,927
    Accrued expenses and other liabilities                               50,415
                                                                    -----------
        Total liabilities                                               287,008
                                                                    -----------
NET ASSETS                                                          $53,947,496
                                                                    ===========

Net asset value, maximum offering price and
  redemption price per share
  ($53,947,496 / 6,404,104 shares of beneficial
  interest outstanding with an unlimited number
  of no par value shares authorized)                                $      8.42
                                                                    ===========
Composition of net assets:
  Aggregate paid in capital                                         $50,353,510
  Net unrealized appreciation of investments                          3,531,420
  Accumulated net investment loss                                       (66,910)
  Undistibuted net realized gains                                       129,476
                                                                    -----------
                                                                    $53,947,496
                                                                    ===========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 (Unaudited)
INCOME:
Dividends                                                           $   248,903
Interest                                                                 22,268
                                                                    -----------
        Total income                                                    271,171

EXPENSES:
Management (Note 2)                            $   270,464
Administrative (Note 2)                             58,797
Professional                                        40,054
Custodian                                           30,239
Insurance                                           26,865
Transfer agent                                      16,551
Trustees                                            15,000
Shareholder reports                                 10,649
Registration                                         5,046
Other                                                7,629
                                               -----------
        Total expenses                             481,294
                                               -----------

Fees waived by the Manager (Note 2)                                 $  (143,213)
                                                                    -----------
  Net expenses                                                          338,081
                                                                    -----------
  Net investment loss                                                   (66,910)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS: (NOTE 3)
Net realized gain from investments                                      652,035
Net change in unrealized appreciation
  of investments                                                     (4,549,561)
                                                                    -----------
Net realized and unrealized loss on investments                      (3,897,526)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                          $(3,964,436)
                                                                    ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                             JUNE 30, 2001        YEAR ENDED
                                              (UNAUDITED)     DECEMBER 31, 2000
                                            ----------------  -----------------
INCREASE IN NET ASSETS:
Operations:
  Net investment loss                        $    (66,910)      $   (141,267)
  Net realized gain from investments              652,035          8,929,685
  Net change in unrealized
    appreciation of investments                (4,549,561)       (12,556,900)
                                             ------------       ------------
Net decrease in net assets
  resulting from operations                    (3,964,436)        (3,768,482)
                                             ------------       ------------
Distributions to shareholders from:
  (Note 1)
  Net realized gains from investments                  --         (9,235,958)
                                             ------------       ------------
Capital share transactions*:
  Net proceeds from sales of shares             2,669,811         10,259,596
  Reinvestment of distributions                        --          8,581,606
                                             ------------       ------------
                                                2,669,811         18,841,202
Cost of shares redeemed                        (8,505,662)        (7,633,944)
                                             ------------       ------------
Increase (decrease) in net assets
 resulting from capital share
 transactions                                  (5,835,851)        11,207,258
                                             ------------       ------------
  Total decrease in net assets                 (9,800,287)        (1,797,182)
NET ASSETS:
  Beginning of period                          63,747,783         65,544,965
                                             ------------       ------------
  End of period                              $ 53,947,496       $ 63,747,783
                                             ============       ============
*SHARES OF BENEFICIAL INTEREST
ISSUED AND REDEEMED:
  Shares sold                                     316,035            910,607
  Reinvestment of dividends                            --            951,398
                                             ------------       ------------
                                                  316,035          1,862,005
  Shares redeemed                                (980,489)          (682,740)
                                             ------------       ------------
  Net increase (decrease)                        (664,454)         1,179,265
                                             ============       ============


6                       See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
================================================================================
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period


                                         SIX MONTHS                             YEAR ENDED                          FOR THE PERIOD
                                            ENDED                               DECEMBER 31,                      JANUARY 2, 1996(a)
                                        JUNE 30, 2001    -------------------------------------------------------          TO
                                         (UNAUDITED)        2000           1999           1998           1997     DECEMBER 31, 1996
                                        -------------    ----------     ----------     ----------     ----------  ------------------
Net Asset Value, Beginning of Period ..  $     9.02      $    11.13     $    10.29     $     9.43     $    10.82     $    10.00
                                         ----------      ----------     ----------     ----------     ----------     ----------
Income From Investment Operations:
  Net Investment Income (Loss) ........       (0.01)          (0.02)         (0.02)          0.01           0.08           0.08
  Net Gain (Loss) on Investments
  (both realized and unrealized) ......       (0.59)          (0.58)          3.18           2.24           3.04           1.35
                                         ----------      ----------     ----------     ----------     ----------     ----------
Total From Investment Operations ......       (0.60)          (0.60)          3.16           2.25           3.12           1.43
                                         ----------      ----------     ----------     ----------     ----------     ----------
Less Distributions from:
  Net Investment Income ...............          --              --             --          (0.02)         (0.08)         (0.08)
  Net Realized Gain on Investments ....          --           (1.51)         (2.32)         (1.37)         (4.43)         (0.53)
                                         ----------      ----------     ----------     ----------     ----------     ----------
Total Distributions ...................          --           (1.51)         (2.32)         (1.39)         (4.51)         (0.61)
                                         ----------      ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ........  $     8.42      $     9.02     $    11.13     $    10.29     $     9.43     $    10.82
                                         ==========      ==========     ==========     ==========     ==========     ==========
Total Investment Return(b) ............       (6.65%)         (5.39%)        30.71%         23.86%         28.84%         14.30%

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000) .......  $   53,947      $   63,748     $   65,545     $   55,449     $   52,344     $   88,607
Ratio of Gross Expenses to Average
  Net Assets ..........................        1.66%(d)        1.56%          1.60%          1.66%          1.55%          1.50%(d)
Ratio of Net Expenses to Average Net
  Assets . ............................        1.15%(d)        1.15%          1.15%          1.15%          1.15%          1.15%(d)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(c) ............       (0.23%)(d)      (0.21%)        (0.19%)         0.09%          0.37%          0.73%(d)
Portfolio Turnover Rate ...............          39%             93%            82%            63%            78%           174%

-------------
(a)  Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the period. Total returns for periods less than one year are not annualized.
(c)  Ratios would have been (0.74%), (0.62%), (0.64%), (0.42%), (0.03%) and
     0.38%, respectively, had the Manager not waived expenses.
(d)  Annualized.


                        See Notes to Financial Statements                      7

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $270,464 for the six months ended June 30, 2001 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 2001, the Manager agreed to waive management fees in the amount of $143,213 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets. Such limitation will be in effect until December 31, 2001.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund hold 2,219,928 shares (34.7%) and 2,249,476 shares (35.1%), respectively, of the outstanding shares of the Fund. Additionally, 758,792 shares are owned by two other shareholders, each of whom owns 6.7% and 5.1% of the outstanding shares of the Fund, respectively.

The Manager pays from its management fee four Subadvisers a fee at the annual rate of 0.375 of 1% and one Subadvisor a fee at the annual rate of 0.25% of 1% of the average monthly net asset value of the Fund managed by that Subadviser. At June 30, 2001, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management, Mastrapasqua & Associates, Inc., Peachtree Asset Management, and Siphron Capital Management.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $58,797 in administration fees for the six months ended June 30, 2001. The annual fee is graduated, beginning at
0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the average daily net assets in excess of $260 million.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Fund accrued $20,626 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the six months ended June 30, 2001 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EAI Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than short-term obligations, aggregated $22,809,861 and $27,530,158, respectively, for the six months ended June 30, 2001. For federal income tax purposes the cost of investments owned at June 30, 2001 was $50,741,923. As of June 30, 2001, net unrealized appreciation for federal income tax purposes aggregated $3,264,412 of which $8,156,745 related to appreciated securities and $4,892,333 related to depreciated securities.

NOTE 4--COLLATERAL--Collateral for repurchase agreements is held by the Fund's custodian, the value of which must be at least 102% of the underlying debt obligation. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuation on the collateral.


                                                                               9